Summary of significant accounting policies - Contract balance (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Summary of significant accounting policies
Contract assets	$ 28,708,229	$ 23,093,235
Customer deposits (note 14)	$ 952,939,384	$ 1,106,098,647